Commitments and Contingencies (Details Narrative) $ in Thousands	Dec. 31, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Purchase Obligation	$ 1,968,298
DP2 Suezmax Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	10
MR Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	2
Panamax LR1 Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	5
VLCC Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	3
Twelve Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Payable in 2026	$ 437,258
Payable in 2026	632,763
Payable in 2028	$ 898,277